Risk and capital management (Tables)	12 Months Ended
Dec. 31, 2019
Risk and capital management
Schedule of division of responsibility for risk, liquidity and capital management
Schedule of detailed risk statement

Risk class	Risk profile	Risk appetite metrics	Risk management

Liquidity and refinancing risk

Liquidity and refinancing risk is the risk, of the Company not being able to refinance its existing assets or being unable to meet increased demands for liquid funds. Liquidity risk also includes the risk of the Company having to borrow at an unfavorable interest rate or needing to sell assets at unfavorable prices in order to meet its payment commitments. Liquidity risk encompasses refinancing risk and market liquidity risk.

SEK has secured funding for all its credit commitments, including those agreed but not yet disbursed. In addition, the size of SEK’s liquidity investments allow new lending to continue at a normal pace, even during times of stress. As a consequence of SEK having secured funding for all its credit commitments, the remaining term to maturity for available funding is longer than the remaining term to maturity for lending.

•    All lending transactions are to be funded on a portfolio basis using at least the same maturity. Equity capital is included here as funding with perpetual maturity.

•    The Company is to have contingencies in a stressed scenario for new lending (including CIRR) of at least two months, without access to the credit facility.

•    The maturity profile of the liquidity investments must reflect the anticipated net maturity of borrowing and lending. Under normal circumstances, the assets should be held until maturity. LCR assets are calculated to mature within two days.

•    The Company is to operate with an LCR for the entire balance sheet, and in EUR and USD, of not less than 110 percent.

•    The Company is to operate with a Net Stable Funding Ratio (NSFR) exceeding 100 percent.

SEK must have diversified funding to ensure that funding is available through maturity for all credit commitments — credits outstanding as well as agreed but undisbursed credits. The size of SEK’s liquidity investments must ensure that new lending can take place even during times of financial stress.

Credit risk

Credit risk is the risk of losses due to the failure of a credit (or an arrangement similar to that of  a credit) to be fulfilled. Credit risk is divided into issuer risk, counterparty risk, concentration risk , settlement risk and country risk (including transfer risk).

SEK’s lending portfolio is of a high credit quality. The Company’s mission naturally entails certain concentration risks, such as geographical concentration risk against Sweden. The net risk is principally limited to counterparties with high creditworthiness, such as export credit agencies (ECAs), major Swedish exporters, banks and insurers. SEK invests its liquidity in high credit quality securities, primarily with short maturities.

•    Individual and collectively limited exposures must not exceed 20 percent of SEK’s own funds.

•    The Company’s expected loss within one year must not exceed two percent, and the total portfolio maturity must not exceed eight percent of the Common Equity Tier 1 capital.

•    The average risk weight for SEK’s credit-risk exposures to corporates and institutions may not exceed 55 percent.

•    Credit-risk-related concentration risk must not exceed 30 percent of the Swedish FSA’s assessed total capital requirement for credit risk.

•    The Company’s net exposures to counterparties in the segment ≤ BB- must not exceed 80 percent of SEK’s Tier 1 capital.

Lending must be based on in-depth knowledge of SEK’s counterparties as well as counterparties’ repayment capacity. Lending must also be aligned with SEK’s mission based on its owner instruction. SEK’s credit risks are mitigated through a risk-based selection of counterparties and managed through the use of guarantees and other types of collateral. Furthermore, SEK’s lending is guided by the use of a normative credit policy, specifying principles for risk levels and lending terms. Concentrations that occur naturally as a result of the Company’s mission are accepted, but the Company continuously works towards reducing the risk of concentration where this is possible.

Market risk

Market risk is the risk of loss or reduction of future net income due to changes in, for example, interest rates, exchange rates, commodity prices or share prices. A distinction should be made between market risk for assets and liabilities not marked to market, and financial assets and liabilities at fair value. Market risk includes price risk in connection with sales of assets or the closing of exposures.

SEK’s business model leads to exposure mainly to spread risks, interest-rate risk and currency risk. SEK’s largest net exposures are to changes in spread risk, mainly to credit spreads associated with assets and liabilities and to cross-currency basis spreads.

•    SEK’s aggregated market risk measure for all the exposures at fair value must not exceed Skr 1,100 million.

•    Value-at-Risk for exposures at fair value must not exceed Skr 100 million.

•    VaR for the liquidity portfolio must not exceed Skr 50 million.

•    Total interest rate sensitivity to a 100 bps parallel shift of all yield curves, comprising the entire balance sheet, must not exceed Skr 500 million.

•    Net interest income risk, 1 year, meaning the impact on SEK’s future earnings margin resulting from a change in interest rates (100 bps parallel shift) and a change in basis spreads (20 bps parallel shift), must not exceed Skr 350 million.

•    The Company must hedge at least 75 percent of interest-rate risk in loans outstanding in the CIRR system.

SEK conducts no active trading. The core of SEK’s market risk strategy is to borrow funds in the form of bonds which, regardless of the market risk exposures in the bonds, are hedged by being swapped to a floating interest rate. Borrowed funds are used either immediately for lending, mainly at a floating rate of interest, or swapped to a floating rate, or to ensure that SEK has sufficient liquidity. The aim is to hold assets and liabilities to maturity.

Operational risk

Operational risk is the risk of losses resulting from inappropriate,  inadequate or faulty  processes or procedures, systems, human error, or from external events. Operational risk includes legal, IT and information security risk.

Operational risks arise in all parts of the business. The vast majority of incidents that have occurred are minor events that are rectified promptly within the respective functions. Overall operational risk is low as a result of effective internal control measures and a focus on continuous improvement.

•    Measures are to be taken without delay to minimize the likelihood of possible losses in excess of Skr 150 million as estimated by the Company. In the event that adequate measures cannot be taken within two months, the CEO must inform the Finance and Risk Committee.

•    Measures are to be taken without delay to reduce an expected loss exceeding Skr 2 million to an amount of less than Skr 2 million within six months.

•    The risk appetite for expected losses due to operational risk is limited to Skr 20 million over a one-year period.

•    Critical internal audit remarks must be mitigated without delay, but no later than within six months.

•    Critical external audit remarks must be mitigated without delay, but no later than within two months.

SEK manages the operational risk on an ongoing basis through mainly efficient internal control procedures, performing risk analysis before changes, focus on continuous improvements and business continuity management. Costs to reduce risk exposures must be in proportion to the effect that such measures have.

Compliance risk

Compliance risk is the risk of failure to meet obligations pursuant on the one hand to legislation , ordinances and other regulations , and on the other hand to internal  rules..Compliance risk includes the risk of money laundering and financing of terrorism.

	SEK’s operations lead to exposure to the risk of failing to comply with current regulatory requirements and ordinances in markets in which the Company operates.	• The Company does not accept material or systematic non-compliance with legislation, ordinances and other regulations, or internal regulations.

SEK works continuously to develop tools and knowledge to help identify the Company’s compliance risks.

The company analyzes and monitors compliance risks with the intention of continuously reducing the risk of non-compliance with regulations pertaining to operations requiring permits.

Business and strategic risk

Business risk is the risk of an unexpected decline in revenue resulting from, for example, changes to competitive conditions with a consequent decrease in volumes and/or falling margins. Strategic risk is the risk of lower revenue because strategic initiatives fail to achieve the pursued results, inefficient organizational changes, improper implementation of decisions, unwanted effects from outsourcing, or the lack of adequate response to changes in the regulatory and business environment. Strategic risk focuses on large-scale and structural risk factors.

SEK’s strategic risks mainly arise through changes in the external operating environment, such as market conditions, which could result in limited lending opportunities for SEK, and regulatory reforms from two perspectives: (1) the impact of these reforms on SEK’s business model; and (2) the requirements on the organization resulting from increased regulatory complexity.

•    SEK’s appetite for business and strategic risk is derived from the mission which is expressed in the owner instruction and is implemented strategically and operatively in the Company’s business plan.

SEK’s executive management is responsible for identifying and managing the strategic risks and monitoring the external business environment and developments in the markets in which SEK conducts operations and for proposing the strategic direction to the Board. A risk analysis in the form of a self-assessment concerning strategic risk is to be conducted each year.

Sustainability risk

Sustainability risk is the risk that SEK’s operations directly or indirectly impact their surroundings negatively with respect to business ethics, corruption, climate and the environment, human rights and labor conditions. Human rights includes the child rights perspective; labor conditions encompasses gender equality and diversity; and ethics includes tax transparency.

SEK is indirectly exposed to sustainability risks in connection to its lending activities. High sustainability risks could occur in financing of large projects or of businesses in countries with high risk of corruption or human rights violations.

•    In project-related financing, the Company must comply with the Equator Principles or the OECD’s Common Approaches for Officially Supported Export Credits and Environmental and Social Due Diligence.

•    When lending in complex markets, the exporters or other market participants covered by the financing must have the capacity to manage sustainability risks in line with international guidelines.

•    Lending for coal-fired power is not permitted. In exceptional cases, loans may be offered for measures aimed at improving the environment. Gross lending to fossil operations (coal, oil and gas) should be less than 5 percent of SEK’s total lending.

•    For existing transactions that no longer align with SEK’s risk appetite, SEK will based on the opportunities available take measures to influence and to report deviations to the Board.

•    Lending is not permitted for business transactions where the main purpose is to withhold tax.

Sustainability risks are managed according to a risk-based approach. In cases of heightened sustainability risk, a detailed sustainability review is performed and measures could be required in order to mitigate environmental and social risks. Requirements are based on national and international regulations and guidelines within the areas of environment and climate, anti-corruption, human rights including labor conditions and business ethics including tax.